Taxation, Net Deferred tax liability (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Net Deferred tax liability [Abstract]
Net Deferred tax liability	$ (987.1)	$ (1,170.5)
Credited to consolidated statement of comprehensive income:	147.9	188.7
Debited directly to equity in relation to share options	(1.5)	(7.6)
(Debited)/credited to other comprehensive income:	(2.5)	27.0
Foreign exchange adjustment	0.3	(11.8)
Net Deferred tax liability	(841.1)	(987.1)
IFRS 9 [Member]
Net Deferred tax liability [Abstract]
Impact of adoption of IFRS standard	0.0	4.4
IFRS 15 [Member]
Net Deferred tax liability [Abstract]
Impact of adoption of IFRS standard	0.0	(17.3)
IFRS 16 [Member]
Net Deferred tax liability [Abstract]
Impact of adoption of IFRS standard	1.8	0.0
Continuing Operations [Member]
Net Deferred tax liability [Abstract]
Credited to consolidated statement of comprehensive income:	149.0	156.4
Discontinued Operation [Member]
Net Deferred tax liability [Abstract]
Credited to consolidated statement of comprehensive income:	$ (1.1)	$ 32.3